Cash and cash equivalents (Tables)	3 Months Ended
Mar. 31, 2021
Cash and cash equivalents
Schedule of cash and cash equivalents

	March 31,	December 31,
	2021	2020
Cash	$127,365,630	$58,450,680
Cash equivalent	133,000,000	70,999,996
	$260,365,630	$129,450,676